SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Amendments to Agreements with Marriott International
In February 2018, we amended several of the agreements governing our ongoing relationship with Marriott International, including the agreements that provide for our license arrangements with Marriott International and The Ritz-Carlton Hotel Company and our participation in the Marriott Rewards programs. Pursuant to these amendments, in exchange for agreeing to a limited exception to our exclusive rights with respect to access to the Marriott Rewards program and member lists and Marriott International’s reservation system and marriott.com website, we received a number of benefits, including a reduction in the annual royalty fee we pay to Marriott International, increased annual co-marketing funds associated with Marriott International’s new credit card arrangements and reduced costs of Marriott Rewards points under our existing agreements with Marriott International resulting from planned system-wide reductions in the rates Marriott International charges its loyalty program partners, and certain expanded marketing rights.
Dividends
On February 16, 2018, our Board of Directors declared a quarterly dividend of $0.40 per share to be paid on March 15, 2018 to shareholders of record as of March 1, 2018.
On May 14, 2018, our Board of Directors declared a quarterly dividend of $0.40 per share to be paid on June 11, 2018 to shareholders of record as of May 28, 2018.
Recent Acquisition Announcement
On April 30, 2018, we entered into an Agreement and Plan of Merger (“Merger Agreement”) under which we agreed to acquire, in a series of transactions, all of the outstanding shares of ILG, Inc. (“ILG”) in a cash and stock transaction with an implied equity value of approximately $5 billion as of that date. Under the Merger Agreement, shareholders of ILG will receive 0.165 shares of our common stock, par value $0.01 per share, and $14.75 in cash, without interest, for each share of ILG common stock, par value $0.01 per share, that they own immediately before these transactions. Consummation of these transactions is subject to customary conditions, including approval from shareholders of both MVW and ILG, receipt of any required regulatory approvals and other customary closing conditions.
We intend to finance the transaction through a combination of cash on hand and debt financing, and concurrently with the signing of the Merger Agreement, entered into a bridge facility commitment letter to provide for such financing. We are targeting to close the transaction by the end of the third quarter of 2018.